Consolidated Statements of Stockholders' Equity (Unaudited) - 9 months ended Sep. 30, 2015 - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Amount at Dec. 31, 2014	$ 67	$ 25,731	$ (21,861)	$ 3,937
Shares (in Shares) at Dec. 31, 2014	6,713			6,713
Net loss			(9,210)	$ (9,210)
Stock-based compensation expense		426		426
Issuance of common stock upon exercise of equity incentive awards		33		33
Issuance of common stock upon exercise of equity incentive awards (in Shares)	34
Issuance of common stock upon conversion of restricted stock units	$ 2	(2)
Issuance of common stock upon conversion of restricted stock units (in Shares)	155
Issuance of restricted shares of common stock (in Shares)	50
Amount at Sep. 30, 2015	$ 69	$ 26,188	$ (31,071)	$ (4,814)
Shares (in Shares) at Sep. 30, 2015	6,952			6,952